INVENTORY, NET (Tables)	6 Months Ended
Jun. 30, 2024
Inventories [Abstract]
Disclosure of inventories

(US$ MILLIONS)	June 30, 2024	December 31, 2023
Raw materials and consumables	$49	$52
Finished goods and other	14	9
Carrying amount of inventories	$63	$61